Transactions with Related Parties - Summary of Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Revenue	₩ 25,741	₩ 36,647	₩ 21,833
Purchases	62	55	211
Gung-Ho Online Entertainment, Inc.
Disclosure of transactions between related parties [line items]
Revenue	25,741	36,647	21,833
Purchases	20	55	211
GungHo Online Entertainment America
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Purchases	₩ 42	₩ 0	₩ 0